Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
			Average Summary	Average
	Summary	Compensation	Compensation	Compensation		Peer Group Total
	Compensation	Actually Paid	Table Total for	Actually Paid to	Total Shareholder	Shareholder	Net
	Table Total for	to PEO	Non-PEO NEOs	Non-PEO NEOs	Return	Return	Income
Fiscal Year	PEO ($)	($)(1)(2)	($)(3)(4)	($)(2)(4)	($)(5)		($)(6)

2025	7,359,546	7,865,598	3,315,482	3,959,254	285.64	138.77	(167,795)

2024	7,601,200	35,595,836	2,910,334	12,936,866	307.34	104.00	(133,813)

2023	3,975,855	9,609,491	1,736,581	3,519,249	127.81	104.59	(100,163)

1.)	Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below.

Fiscal Year	2025
Summary Compensation Table Total for PEO ($)	7,359,546
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	(6,213,246)
Plus Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End ($)	11,630,875
Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	(1,571,121)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	615,284
Plus Year over Year Change in Fair Value between the Vesting Date and the End of the Prior Year of Equity Awards Granted in Prior Years that Vested in the Year ($)	(3,955,740)
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	-
Compensation Actually Paid to PEO ($)	7,865,598

2.)	For purposes of the adjustments to determine “compensation actually paid”, we computed the fair value of stock option awards in accordance with FASB ASC Topic 718 as of the end of the relevant fiscal year, other than fair values of equity awards that vested in the Covered Year, which are valued as of the applicable vesting. The valuation assumptions used in the calculation of such amounts are set forth in Note 2 and Note 4 to our financial statements included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025.
3.)	This figure is the average of the summary compensation table total compensation for the non-CEP NEOs in each listed year. The names of the non-PEO NEOs for each Covered Year are, for 2025, Michael P. Nofi, Robert Blaustein, M.D., Ph.D., R. Michael Carruthers, Behrad Derakhshan, Ph.D., Joanne M. Donovan, M.D., Ph.D., and Alan Russell, Ph.D., and for 2024 and 2023, Joanne M. Donovan, M.D., Ph.D., and Behrad Derakhshan, Ph.D.
4.)	This figure is the average of compensation actually paid for the non-PEO NEOs in each Covered Year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC's rules, as shown in the adjustment table below.

Fiscal Year	2025
Average Summary Compensation Table Total for Non-PEO NEOs ($)	3,315,482
Minus Non-PEO NEO Average Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	(2,667,564)
Plus Non-PEO NEO Average Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End ($)	4,461,982
Plus Non-PEO NEO Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	(354,471)
Plus Non-PEO NEO Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	153,086
Plus Non-PEO NEO Average Year over Year Change in Fair Value between the Vesting Date and the End of the Prior Year of Equity Awards Granted in Prior Years that Vested in the Year ($)	(949,260)
Minus Non-PEO NEO Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	-
Average Compensation Actually Paid to Non-PEO NEOs ($)	3,959,254

5.)	Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on December 31, 2022 and reinvesting all dividends until the last day of each reported fiscal year.
6.)	The dollar amounts reported are the Company's net income reflected in the Company’s audited financial statements.

Named Executive Officers, Footnote
3.)	This figure is the average of the summary compensation table total compensation for the non-CEP NEOs in each listed year. The names of the non-PEO NEOs for each Covered Year are, for 2025, Michael P. Nofi, Robert Blaustein, M.D., Ph.D., R. Michael Carruthers, Behrad Derakhshan, Ph.D., Joanne M. Donovan, M.D., Ph.D., and Alan Russell, Ph.D., and for 2024 and 2023, Joanne M. Donovan, M.D., Ph.D., and Behrad Derakhshan, Ph.D.

PEO Total Compensation Amount	$ 7,359,546	$ 7,601,200	$ 3,975,855
PEO Actually Paid Compensation Amount	$ 7,865,598	35,595,836	9,609,491
Adjustment To PEO Compensation, Footnote
1.)	Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below.

Fiscal Year	2025
Summary Compensation Table Total for PEO ($)	7,359,546
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	(6,213,246)
Plus Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End ($)	11,630,875
Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	(1,571,121)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	615,284
Plus Year over Year Change in Fair Value between the Vesting Date and the End of the Prior Year of Equity Awards Granted in Prior Years that Vested in the Year ($)	(3,955,740)
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	-
Compensation Actually Paid to PEO ($)	7,865,598

Non-PEO NEO Average Total Compensation Amount	$ 3,315,482	2,910,334	1,736,581
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,959,254	12,936,866	3,519,249
Adjustment to Non-PEO NEO Compensation Footnote
4.)	This figure is the average of compensation actually paid for the non-PEO NEOs in each Covered Year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC's rules, as shown in the adjustment table below.

Fiscal Year	2025
Average Summary Compensation Table Total for Non-PEO NEOs ($)	3,315,482
Minus Non-PEO NEO Average Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	(2,667,564)
Plus Non-PEO NEO Average Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End ($)	4,461,982
Plus Non-PEO NEO Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	(354,471)
Plus Non-PEO NEO Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	153,086
Plus Non-PEO NEO Average Year over Year Change in Fair Value between the Vesting Date and the End of the Prior Year of Equity Awards Granted in Prior Years that Vested in the Year ($)	(949,260)
Minus Non-PEO NEO Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	-
Average Compensation Actually Paid to Non-PEO NEOs ($)	3,959,254

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 285.64	307.34	127.81
Peer Group Total Shareholder Return Amount	138.77	104	104.59
Net Income (Loss)	$ (167,795)	$ (133,813)	$ (100,163)
PEO Name	Kevin Koch
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,213,246)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,630,875
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,571,121)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	615,284
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,955,740)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,667,564)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,461,982
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(354,471)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	153,086
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (949,260)